Equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				1 Months Ended		12 Months Ended
	May 16, 2019	Apr. 26, 2019	Jan. 01, 2019	Feb. 01, 2019	Jan. 29, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of classes of share capital [line items]
Total number of shares authorized						500,000,000	500,000,000
Total number of shares issued						219,281,450	198,208,086
Par value per share						¥ 0	¥ 0
Increase in capital surplus						¥ (14,182)
Share buyback program, amount paid to shareholders						17,706	¥ 4	¥ 3
Decrease in non-controlling interest						¥ (75)	¥ 216	(1,313)
ALPINE ELECTRONICS, INC. [member]
Disclosure of classes of share capital [line items]
Decrease in non-controlling interest			¥ (99,442)
Share buy- back program [member]
Disclosure of classes of share capital [line items]
Share buyback program, amount paid to shareholders	¥ 28,400			¥ 11,570
Share buyback program, shares acquired	12,684,800
Share buyback program, aggregate maximum purchase price					¥ 28,400
Share buy- back program [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Share buyback program, amount to be repurchased					¥ 40,000
Share buyback program, maximum number of shares to be repurchased					20,000,000
Share buy- back program [member] | Subsequent Event 1 [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Share buyback program, amount to be repurchased		¥ 7,500
Share buyback program, maximum number of shares to be repurchased		5,500,000
Share exchange agreement [member] | ALPINE ELECTRONICS, INC. [member]
Disclosure of classes of share capital [line items]
Total number of shares issued			22,973,364
Ownership interest percentage			100.00%				41.02%
Fair value on the date of share exchange			¥ 49,048
Increase in capital surplus			¥ 79,485
Retained earnings [member]
Disclosure of classes of share capital [line items]
Percentage of dividend from retained earnings						10.00%
Percentage of common shares used for appropriation of capital surplus and legal reserve						25.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Increase in capital surplus						¥ 2,885
Numbers of treasury shares						8,264,000	2,304,000
Share buyback program, amount paid to shareholders						¥ 17,706	¥ 4	¥ 3
Treasury shares [member] | Share exchange agreement [member] | ALPINE ELECTRONICS, INC. [member]
Disclosure of classes of share capital [line items]
Total number of shares issued			1,900,000